Leases - Schedule Of Other Information Related To Leases (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Weighted average remaining lease term (in years)
Operating leases	8 years 1 month 6 days	9 years 1 month 6 days	8 years 1 month 6 days	9 years 1 month 6 days	8 years 9 months 18 days	9 years 10 months 24 days
Finance leases	2 years 2 months 12 days	1 year	2 years 2 months 12 days	1 year	9 months 18 days	1 year 7 months 6 days
Weighted average discount rate:
Operating leases	8.10%	8.00%	8.10%	8.00%	8.00%	7.00%
Finance lease	4.60%	12.70%	4.60%	12.70%	12.70%	13.60%
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$ 107	$ 56	$ 316	$ 143	$ 222	$ 170
Operating cash flows from finance leases	2	11	14	34	45	32
ROU assets obtained in exchange for lease obligations
Operating leases	0	0	55	1,375	1,375	1,306
Finance lease	$ 0	$ 0	$ 0	$ 47	$ 47	$ 338